Notes Payable - Schedule of Future Minimum Principal Payments of Notes Payable (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 518,265	$ 360,496
2019	639,622	619,811
Total	$ 1,157,887	$ 980,307